Note 6 - Other (Income) Expense - Other (Income) Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Gain on disposal of business	$ (6,082)
Other expense	67
Other income		(254)
	$ (6,015)	$ (254)